UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 29, 2016

MFS® CHARTER INCOME TRUST

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 115.4%
Aerospace - 1.3%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21		$1,805,000	$1,827,563
Bombardier, Inc., 6.125%, 1/15/23 (n)		1,260,000	882,000
Bombardier, Inc., 7.5%, 3/15/25 (n)		560,000	393,400
CPI International, Inc., 8.75%, 2/15/18		1,495,000	1,453,888
Lockheed Martin Corp., 3.55%, 1/15/26		263,000	275,462
TransDigm, Inc., 6%, 7/15/22		275,000	268,125
TransDigm, Inc., 6.5%, 7/15/24		800,000	780,000

			$5,880,438
Airlines - 0.0%
Ryanair Ltd., 1.125%, 3/10/23	EUR	175,000	$187,461

Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20		$755,000	$781,425
PVH Corp., 4.5%, 12/15/22		1,125,000	1,130,625

			$1,912,050
Asset-Backed & Securitized - 5.6%
Atrium CDO Corp., FRN, 1.42%, 11/16/22 (z)		$2,312,090	$2,290,102
Banc of America Commercial Mortgage, Inc., FRN, 5.741%, 2/10/51		1,013,511	1,053,147
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.021%, 12/28/40 (z)		594,816	428,971
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49		1,605,000	1,633,301
Commercial Mortgage Pass-Through Certificates, FRN, 5.802%, 6/10/46		230,000	231,129
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48		500,000	509,931
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)		2,980,723	248,026
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.722%, 7/15/25 (n)		722,000	705,268
Enterprise Fleet Financing LLC, 0.91%, 9/20/18 (z)		1,956,460	1,954,179
First Union-Lehman Brothers Bank of America, FRN, 1.027%, 11/18/35 (i)		3,382,925	55,876
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		954,545	970,334
John Deere Owner Trust , “A2”, 1.15%, 10/15/18		1,464,000	1,463,996
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.782%, 6/15/49		192,266	193,199
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.938%, 2/15/51		140,193	140,061
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.782%, 6/15/49		2,346,110	2,392,898
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.782%, 6/15/49		2,142,300	2,096,343
Mercedes-Benz Auto Lease Trust, 2015-B, “A2B”, 0.95%, 1/16/18		1,467,000	1,468,061
Merrill Lynch Mortgage Trust, FRN, 5.821%, 6/12/50		1,350,000	1,388,160
Morgan Stanley Capital I Trust, “AM”, FRN, 5.697%, 4/15/49		2,137,000	2,155,804
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.953%, 2/15/51		3,402,446	3,514,186
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48		768,632	771,708

			$25,664,680
Automotive - 2.6%
Accuride Corp., 9.5%, 8/01/18		$1,735,000	$1,483,425
American Honda Finance Corp., 1.375%, 11/10/22	EUR	350,000	394,956
Delphi Automotive PLC, 1.5%, 3/10/25	EUR	200,000	200,541
Delphi Automotive PLC, 4.25%, 1/15/26		$313,000	319,332
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		550,000	550,428
Ford Motor Credit Co. LLC, 1.461%, 3/27/17		252,000	250,291
General Motors Financial Co., Inc., 3.45%, 4/10/22		256,000	241,490
Goodyear Tire & Rubber Co., 6.5%, 3/01/21		1,540,000	1,621,820
Goodyear Tire & Rubber Co., 7%, 5/15/22		350,000	374,500
Grupo Antolin Dutch B.V., 5.125%, 6/30/22 (n)	EUR	100,000	110,417

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Automotive - continued
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)		$370,000	$374,671
Lear Corp., 4.75%, 1/15/23		1,015,000	1,025,150
Lear Corp., 5.25%, 1/15/25		790,000	821,600
Schaeffler Finance B.V., 3.25%, 5/15/19	EUR	230,000	251,832
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)		$1,160,000	1,168,700
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)		470,000	489,388
Toyota Motor Credit Corp., 1%, 3/09/21	EUR	210,000	234,062
Volkswagen Group of America Finance LLC, 2.4%, 5/22/20		$400,000	379,251
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	200,000	210,499
Volkswagen International Finance N.V., FRN, 2.5%, 12/29/49	EUR	152,000	135,434
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)		$1,085,000	1,070,081
ZF North America Capital, Inc., 4.75%, 4/29/25 (n)		300,000	286,500

			$11,994,368
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20		$200,000	$223,478

Broadcasting - 2.3%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)		$1,590,000	$1,701,300
AMC Networks, Inc., 7.75%, 7/15/21		863,000	912,623
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22		190,000	172,425
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/20		355,000	312,400
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22		850,000	824,500
Discovery Communications, Inc., 1.9%, 3/19/27	EUR	425,000	394,872
Grupo Televisa S.A.B., 6.125%, 1/31/46		$200,000	195,168
iHeartMedia, Inc., 9%, 3/01/21		1,018,000	693,513
Liberty Media Corp., 8.5%, 7/15/29		820,000	820,000
Liberty Media Corp., 8.25%, 2/01/30		210,000	206,850
Netflix, Inc., 5.375%, 2/01/21		1,680,000	1,801,800
Nexstar Broadcasting, Inc., 6.875%, 11/15/20		1,005,000	1,020,075
Omnicom Group, Inc., 3.65%, 11/01/24		77,000	77,298
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	240,000	271,903
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)		$181,000	179,168
Tribune Media Co., 5.875%, 7/15/22 (n)		940,000	940,000

			$10,523,895
Brokerage & Asset Managers - 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/20		$178,000	$180,718
Intercontinental Exchange, Inc., 3.75%, 12/01/25		292,000	302,123

			$482,841
Building - 2.5%
Allegion PLC, 5.875%, 9/15/23		$501,000	$524,798
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		1,630,000	1,707,425
Beacon Roofing Supply, Inc., 6.375%, 10/01/23 (n)		850,000	896,750
Building Materials Corp. of America, 5.375%, 11/15/24 (n)		1,250,000	1,269,538
Building Materials Corp. of America, 6%, 10/15/25 (n)		710,000	721,538
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		423,000	423,000
CEMEX S.A.B. de C.V., 5.7%, 1/11/25		200,000	175,000
CRH Finance Ltd., 3.125%, 4/03/23	EUR	150,000	183,410
Elementia S.A. de C.V., 5.5%, 1/15/25 (n)		$210,000	196,350
Gibraltar Industries, Inc., 6.25%, 2/01/21		1,045,000	1,050,225
HD Supply, Inc., 7.5%, 7/15/20		1,180,000	1,241,950
Headwaters, Inc., 7.25%, 1/15/19		535,000	547,038
Masco Corp., 4.45%, 4/01/25		85,000	84,415

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Mohawk Industries, Inc., 2%, 1/14/22	EUR	300,000	$328,169
Mohawk Industries, Inc., 3.85%, 2/01/23		$134,000	137,430
Owens Corning, Inc., 4.2%, 12/15/22		127,000	127,629
PriSo Acquisition Corp., 9%, 5/15/23 (n)		685,000	602,800
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/23		1,010,000	901,425
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)		259,000	246,050

			$11,364,940
Business Services - 1.6%
Cisco Systems, Inc., 2.2%, 2/28/21		$350,000	$353,289
Equinix, Inc., 4.875%, 4/01/20		565,000	586,188
Equinix, Inc., 5.375%, 1/01/22		305,000	316,438
Equinix, Inc., 5.375%, 4/01/23		925,000	989,473
Fidelity National Information Services, Inc., 3.875%, 6/05/24		537,000	518,896
Fidelity National Information Services, Inc., 5%, 10/15/25		138,000	143,386
Iron Mountain, Inc., REIT, 6%, 10/01/20 (n)		510,000	540,600
Iron Mountain, Inc., REIT, 6%, 8/15/23		1,540,000	1,636,250
MSCI, Inc., 5.75%, 8/15/25 (n)		145,000	156,419
NeuStar, Inc., 4.5%, 1/15/23		1,260,000	1,017,450
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)		449,000	459,359
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)		485,000	490,870

			$7,208,618
Cable TV - 5.9%
Altice Financing S.A., 6.5%, 1/15/22 (n)		$2,005,000	$2,020,038
Altice Financing S.A., 6.625%, 2/15/23 (n)		2,145,000	2,112,825
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		250,000	260,125
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		1,965,000	2,042,372
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)		780,000	774,150
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		1,220,000	1,244,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)		335,000	331,650
CCO Safari II LLC, 6.384%, 10/23/35 (n)		217,000	226,652
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		1,875,000	1,835,156
Comcast Corp., 2.75%, 3/01/23		880,000	896,757
Comcast Corp., 4.75%, 3/01/44		223,000	234,315
DISH DBS Corp., 7.875%, 9/01/19		240,000	259,978
DISH DBS Corp., 6.75%, 6/01/21		1,000,000	1,018,750
DISH DBS Corp., 5%, 3/15/23		1,065,000	942,525
DISH DBS Corp., 5.875%, 11/15/24		380,000	341,449
Intelsat Jackson Holdings S.A., 7.25%, 4/01/19		395,000	306,125
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		1,275,000	640,688
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		1,330,000	864,500
Intelsat Luxembourg S.A., 8.125%, 6/01/23		1,350,000	411,750
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	EUR	520,000	607,486
Lynx I Corp., 5.375%, 4/15/21 (n)		$342,000	354,398
Lynx II Corp., 6.375%, 4/15/23 (n)		555,000	578,588
Neptune Finco Corp., 10.875%, 10/15/25 (n)		765,000	826,200
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	260,000	210,362
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		$90,000	91,350
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		120,000	125,400
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		185,000	191,938
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		740,000	721,500
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		1,065,000	1,118,250
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		745,000	743,138
Sky PLC, 2.5%, 9/15/26	EUR	350,000	398,022

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	100,000	$135,998
Time Warner Cable, Inc., 5.25%, 7/15/42	GBP	100,000	117,993
Time Warner Cable, Inc., 4.5%, 9/15/42		$119,000	97,222
Unitymedia Hessen, 5.5%, 1/15/23 (n)		1,350,000	1,414,125
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)		770,000	793,100
Virgin Media Finance PLC, 5.75%, 1/15/25 (n)		200,000	199,000
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (n)		800,000	798,000
VTR Finance B.V., 6.875%, 1/15/24 (n)		480,000	451,200
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)		400,000	388,000

			$27,125,475
Chemicals - 1.8%
CF Industries, Inc., 5.15%, 3/15/34		$169,000	$142,678
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)		380,000	328,700
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		1,080,000	1,147,500
GCP Applied Technologies Co., 9.5%, 2/01/23 (n)		475,000	508,250
Hexion U.S. Finance Corp., 6.625%, 4/15/20		525,000	414,750
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		780,000	516,750
Huntsman International LLC, 5.125%, 4/15/21	EUR	165,000	162,443
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		$815,000	815,000
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)		342,000	328,706
LYB International Finance B.V., 4%, 7/15/23		135,000	136,547
LyondellBasell Industries N.V., 4.625%, 2/26/55		400,000	328,678
Momentive Performance Materials, Inc., 3.88%, 10/24/21		290,000	197,200
Solvay Finance S.A., FRN, 4.199%, 5/29/49	EUR	250,000	258,833
The Chemours Co., 6.625%, 5/15/23 (n)		$630,000	455,175
Tronox Finance LLC, 6.375%, 8/15/20		1,890,000	1,185,975
Tronox Finance LLC, 7.5%, 3/15/22 (n)		795,000	490,913
W.R. Grace & Co., 5.125%, 10/01/21 (n)		800,000	832,000

			$8,250,098
Computer Software - 0.4%
Oracle Corp., 3.4%, 7/08/24		$251,000	$261,517
Syniverse Holdings, Inc., 9.125%, 1/15/19		362,000	131,225
VeriSign, Inc., 4.625%, 5/01/23		1,305,000	1,285,425

			$1,678,167
Computer Software - Systems - 0.7%
Apple, Inc., 2.7%, 5/13/22		$400,000	$406,266
Apple, Inc., 3.6%, 7/31/42	GBP	230,000	306,531
CDW LLC/CDW Finance Corp., 6%, 8/15/22		$275,000	292,188
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24		395,000	407,838
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)		1,865,000	1,878,988

			$3,291,811
Conglomerates - 2.2%
Accudyne Industries Borrower S.C.A., 7.75%, 12/15/20 (n)		$655,000	$469,963
Amsted Industries Co., 5%, 3/15/22 (n)		2,335,000	2,288,300
BC Mountain LLC, 7%, 2/01/21 (n)		1,270,000	952,500
DH Europe Finance S.A., 1%, 7/08/19	EUR	150,000	166,534
EnerSys, 5%, 4/30/23 (n)		$1,720,000	1,638,300
Enpro Industries, Inc., 5.875%, 9/15/22		1,685,000	1,638,663
Entegris, Inc., 6%, 4/01/22 (n)		1,575,000	1,594,688
General Electric Capital Corp., 3.1%, 1/09/23		215,000	225,191
General Electric Co., 1.25%, 5/26/23	EUR	100,000	112,212

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Conglomerates - continued
Renaissance Acquisition, 6.875%, 8/15/21 (n)		$1,345,000	$894,425

			$9,980,776
Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21 (a)(d)		$450,000	$70,875
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (a)(d)(n)		853,000	136,480

			$207,355
Consumer Products - 0.9%
Alphabet Holding Co., Inc., 7.75%, 11/01/17		$195,000	$195,488
Elizabeth Arden, Inc., 7.375%, 3/15/21		290,000	165,300
Newell Rubbermaid, Inc., 4%, 12/01/24		400,000	381,348
Prestige Brands, Inc., 8.125%, 2/01/20		257,000	268,077
Prestige Brands, Inc., 5.375%, 12/15/21 (n)		1,050,000	1,036,875
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		250,000	262,112
Spectrum Brands, Inc., 6.375%, 11/15/20		1,025,000	1,080,094
Spectrum Brands, Inc., 6.125%, 12/15/24		170,000	179,775
Spectrum Brands, Inc., 5.75%, 7/15/25		460,000	484,725

			$4,053,794
Consumer Services - 2.1%
ADT Corp., 6.25%, 10/15/21		$2,155,000	$2,101,125
ADT Corp., 4.125%, 6/15/23		60,000	50,550
CEB, Inc., 5.625%, 6/15/23 (n)		900,000	913,500
Garda World Security Corp., 7.25%, 11/15/21 (n)		780,000	546,000
Garda World Security Corp., 7.25%, 11/15/21 (n)		660,000	462,000
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/22 (n)		800,000	742,000
Interval Acquisition Corp., 5.625%, 4/15/23 (n)		2,065,000	2,028,863
Monitronics International, Inc., 9.125%, 4/01/20		1,360,000	1,152,600
Priceline Group, Inc., 2.15%, 11/25/22	EUR	110,000	121,037
Priceline Group, Inc., 3.65%, 3/15/25		$166,000	165,746
Priceline Group, Inc., 1.8%, 3/03/27	EUR	100,000	94,943
Service Corp. International, 5.375%, 5/15/24		$873,000	928,654
Visa, Inc., 4.15%, 12/14/35		389,000	412,890

			$9,719,908
Containers - 3.3%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		$2,195,000	$2,263,594
Ball Corp., 5%, 3/15/22		1,176,000	1,224,510
Ball Corp., 5.25%, 7/01/25		165,000	172,013
Berry Plastics Group, Inc., 5.5%, 5/15/22		1,025,000	1,066,000
Berry Plastics Group, Inc., 6%, 10/15/22 (n)		380,000	395,200
Crown American LLC, 4.5%, 1/15/23		1,304,000	1,330,080
Crown European Holdings S.A., 3.375%, 5/15/25 (z)	EUR	350,000	357,427
Multi-Color Corp., 6.125%, 12/01/22 (n)		$1,255,000	1,264,413
Mustang Merger Corp., 8.5%, 8/15/21 (n)		15,000	15,263
Plastipak Holdings, Inc., 6.5%, 10/01/21 (n)		1,023,000	982,080
Reynolds Group, 9.875%, 8/15/19		123,000	126,690
Reynolds Group, 5.75%, 10/15/20		510,000	524,025
Reynolds Group, 8.25%, 2/15/21		2,145,000	2,107,463
Sealed Air Corp., 4.875%, 12/01/22 (n)		1,495,000	1,539,850
Sealed Air Corp., 4.5%, 9/15/23 (n)	EUR	225,000	252,721
Sealed Air Corp., 5.125%, 12/01/24 (n)		$390,000	404,625
Signode Industrial Group, 6.375%, 5/01/22 (n)		1,360,000	1,156,000

			$15,181,954

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Defense Electronics - 0.1%
BAE Systems PLC, 4.125%, 6/08/22	GBP	150,000	$225,687

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3.5%, 4/01/22		$173,000	$171,666
Avaya, Inc., 10.5%, 3/01/21 (n)		325,000	82,875

			$254,541
Electronics - 1.4%
Advanced Micro Devices, Inc., 6.75%, 3/01/19		$1,045,000	$762,850
Advanced Micro Devices, Inc., 7%, 7/01/24		575,000	359,375
Micron Technology, Inc., 5.875%, 2/15/22		890,000	817,599
Micron Technology, Inc., 5.5%, 2/01/25		935,000	785,400
NXP B.V., 5.75%, 3/15/23 (n)		1,730,000	1,790,550
Sensata Technologies B.V., 5.625%, 11/01/24 (n)		520,000	535,600
Sensata Technologies B.V., 5%, 10/01/25 (n)		835,000	820,388
Tyco Electronics Group S.A., 2.375%, 12/17/18		294,000	295,305
Tyco Electronics Group S.A., 1.1%, 3/01/23	EUR	350,000	376,678

			$6,543,745
Emerging Market Quasi-Sovereign - 1.0%
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		$293,000	$293,609
Comision Federal de Electricidad, 4.875%, 1/15/24		234,000	234,293
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/29 (n)		819,000	792,383
Empresa Nacional del Petroleo, 4.375%, 10/30/24 (n)		200,000	193,612
Gaz Capital S.A., 4.95%, 2/06/28		383,000	325,473
Majapahit Holding B.V., 7.25%, 6/28/17 (n)		591,000	626,460
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		351,000	340,997
ONGC Videsh Ltd., 4.625%, 7/15/24		511,000	514,734
Pemex Project Funding Master Trust, 5.75%, 3/01/18		642,000	663,507
Pertamina PT, 6%, 5/03/42 (n)		318,000	264,273
Petroleos Mexicanos, 4.875%, 1/24/22		246,000	236,037
Petroleos Mexicanos, 6.875%, 8/04/26 (n)		59,000	61,095

			$4,546,473
Emerging Market Sovereign - 3.0%
Dominican Republic, 7.5%, 5/06/21 (n)		$548,000	$590,470
Dominican Republic, 5.875%, 4/18/24 (n)		121,000	119,790
Dominican Republic, 8.625%, 4/20/27		891,000	984,555
Republic of Angola, 7%, 8/16/19		421,750	405,627
Republic of Croatia, 5.5%, 4/04/23 (n)		2,108,000	2,197,194
Republic of Hungary, 5.375%, 2/21/23		672,000	739,234
Republic of Indonesia, 11.625%, 3/04/19 (n)		571,000	718,673
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	175,000	190,753
Republic of Indonesia, 3.375%, 4/15/23 (n)		$302,000	290,779
Republic of Indonesia, 4.125%, 1/15/25 (n)		342,000	339,307
Republic of Kazakhstan, 5.125%, 7/21/25 (n)		341,000	345,706
Republic of Panama, 3.75%, 3/16/25		204,000	206,550
Republic of Panama, 9.375%, 4/01/29		719,000	1,065,918
Republic of Paraguay, 6.1%, 8/11/44 (n)		550,000	534,875
Republic of Romania, 6.75%, 2/07/22 (n)		592,000	705,960
Republic of Slovakia, 4.375%, 5/21/22 (n)		688,000	782,036
Republic of Turkey, 3.25%, 3/23/23		633,000	584,094
Russian Federation, 4.875%, 9/16/23 (n)		400,000	413,240
United Mexican States, 6.5%, 6/10/21	MXN	38,500,000	2,213,599
United Mexican States, 3.625%, 3/15/22		$506,000	517,132

			$13,945,492

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - 1.9%
Afren PLC, 15%, 4/25/16 (d)(p)		$388,334	$110,675
Afren PLC, 10.25%, 4/08/19 (a)(d)(n)		463,000	926
Baytex Energy Corp., 5.625%, 6/01/24 (n)		505,000	275,225
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		760,000	226,100
Bonanza Creek Energy, Inc., 5.75%, 2/01/23		180,000	45,000
Chaparral Energy, Inc., 7.625%, 11/15/22		1,830,000	128,100
Chesapeake Energy Corp., 5.75%, 3/15/23		1,825,000	383,250
Concho Resources, Inc., 5.5%, 4/01/23		1,455,000	1,353,150
EP Energy LLC, 9.375%, 5/01/20		435,000	127,238
EP Energy LLC, 7.75%, 9/01/22		2,360,000	637,200
Halcon Resources Corp., 8.875%, 5/15/21		1,000,000	110,000
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20		615,000	29,213
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21		1,668,000	64,635
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21		600,000	25,500
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)		587,000	440,250
Oasis Petroleum, Inc., 6.875%, 3/15/22		895,000	523,575
Pioneer Natural Resources Co., 3.95%, 7/15/22		175,000	166,101
QEP Resources, Inc., 5.25%, 5/01/23		2,170,000	1,519,000
RSP Permian, Inc., 6.625%, 10/01/22		1,205,000	1,078,475
Sanchez Energy Corp., 6.125%, 1/15/23		1,430,000	507,650
SM Energy Co., 6.5%, 11/15/21		1,345,000	605,250
SM Energy Co., 6.125%, 11/15/22		645,000	280,575
WPX Energy, Inc., 6%, 1/15/22		410,000	234,725

			$8,871,813
Energy - Integrated - 0.4%
Chevron Corp., 3.326%, 11/17/25		$52,000	$52,109
Inkia Energy Ltd., 8.375%, 4/04/21		754,000	731,380
Listrindo Capital B.V., 6.95%, 2/21/19 (n)		200,000	203,240
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		544,000	495,388
Pacific Exploration and Production Corp., 7.25%, 12/12/21 (n)		1,107,000	127,305
Pacific Exploration and Production Corp., 5.125%, 3/28/23 (n)		201,000	20,854
Pacific Exploration and Production Corp., 5.625%, 1/19/25 (n)		173,000	18,165
TOTAL S.A., 2.625% to 2/26/25, FRN to 12/29/49	EUR	200,000	190,570

			$1,839,011
Entertainment - 1.5%
Carmike Cinemas, Inc., 6%, 6/15/23 (n)		$650,000	$683,313
Carnival Corp., 1.875%, 11/07/22	EUR	330,000	361,329
Cedar Fair LP, 5.25%, 3/15/21		$1,215,000	1,256,006
Cedar Fair LP, 5.375%, 6/01/24		405,000	417,150
Cinemark USA, Inc., 5.125%, 12/15/22		1,430,000	1,453,238
Cinemark USA, Inc., 4.875%, 6/01/23		780,000	780,000
NCL Corp. Ltd., 5.25%, 11/15/19 (n)		815,000	815,000
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)		1,255,000	1,283,049

			$7,049,085
Financial Institutions - 4.1%
Aircastle Ltd., 4.625%, 12/15/18		$130,000	$131,794
Aircastle Ltd., 5.125%, 3/15/21		1,470,000	1,473,675
Aircastle Ltd., 5.5%, 2/15/22		870,000	868,913
CIT Group, Inc., 5.25%, 3/15/18		1,270,000	1,306,513
CIT Group, Inc., 6.625%, 4/01/18 (n)		1,305,000	1,371,881
CIT Group, Inc., 5.5%, 2/15/19 (n)		1,560,000	1,614,600
CIT Group, Inc., 5%, 8/15/22		275,000	276,031

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
Credit Acceptance Co., 7.375%, 3/15/23 (n)		$1,180,000	$1,115,100
GE Capital International Funding Co., 3.373%, 11/15/25 (n)		558,000	583,712
Icahn Enterprises LP, 6%, 8/01/20		1,200,000	1,116,000
Icahn Enterprises LP, 5.875%, 2/01/22		1,560,000	1,361,100
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18		615,000	601,163
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20		2,310,000	2,177,175
Navient Corp., 8%, 3/25/20		1,135,000	1,120,813
Navient Corp., 5.875%, 3/25/21		405,000	355,388
Navient Corp., 7.25%, 1/25/22		2,235,000	2,033,850
Navient Corp., 6.125%, 3/25/24		515,000	431,004
PHH Corp., 6.375%, 8/15/21		1,055,000	923,125

			$18,861,837
Food & Beverages - 1.8%
Anheuser-Busch InBev S.A., 6.875%, 11/15/19		$300,000	$350,968
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/23		408,000	419,267
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/36		533,000	558,769
Coca-Cola Co., 0.75%, 3/09/23	EUR	175,000	191,190
Coca-Cola Co., 1.125%, 3/09/27	EUR	125,000	134,219
Coca-Cola Enterprises, Inc., 1.875%, 3/18/30	EUR	200,000	203,920
Darling Ingredients, Inc., 5.375%, 1/15/22		$1,045,000	1,029,325
Gruma S.A.B. de C.V., 4.875%, 12/01/24 (n)		202,000	210,393
J.M. Smucker Co., 2.5%, 3/15/20		365,000	368,029
J.M. Smucker Co., 4.375%, 3/15/45		70,000	69,968
Kraft Heinz Co., 5%, 7/15/35 (n)		102,000	106,324
Kraft Heinz Foods Co., 3.5%, 7/15/22 (n)		202,000	208,017
Mead Johnson Nutrition Co., 3%, 11/15/20		287,000	290,000
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)		204,000	192,882
PepsiCo, Inc., 2.15%, 10/14/20		858,000	868,433
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24 (n)		290,000	305,950
SABMiller Holdings, Inc., 1.875%, 1/20/20	EUR	100,000	114,778
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		$1,890,000	1,922,489
Tyson Foods, Inc., 6.6%, 4/01/16		412,000	413,739
Tyson Foods, Inc., 5.15%, 8/15/44		81,000	86,512
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		107,000	108,515
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		300,000	309,433

			$8,463,120
Food & Drug Stores - 0.5%
CVS Health Corp., 3.375%, 8/12/24		$340,000	$352,068
CVS Health Corp., 4.875%, 7/20/35		121,000	129,983
CVS Health Corp., 5.75%, 6/01/17		155,000	163,469
CVS Health Corp., 3.5%, 7/20/22		667,000	696,602
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		333,000	334,791
Walgreens Boots Alliance, Inc., 2.875%, 11/20/20	GBP	250,000	348,649
Walgreens Boots Alliance, Inc., 4.5%, 11/18/34		$326,000	294,205

			$2,319,767
Forest & Paper Products - 0.2%
Appvion, Inc., 9%, 6/01/20 (n)		$595,000	$198,581
Smurfit Kappa Acquisitions, 2.75%, 2/01/25 (z)	EUR	275,000	282,705
Tembec Industries, Inc., 9%, 12/15/19 (n)		$475,000	306,375

			$787,661

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - 2.3%
CCM Merger, Inc., 9.125%, 5/01/19 (n)		$1,055,000	$1,073,463
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23		1,280,000	1,260,800
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		1,025,000	999,375
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21		1,890,000	1,960,875
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		300,000	315,000
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		1,070,000	1,102,100
MGM Resorts International, 6.625%, 12/15/21		960,000	1,020,000
MGM Resorts International, 6%, 3/15/23		1,205,000	1,235,125
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		1,260,000	1,266,300
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/23		345,000	344,138

			$10,577,176
Industrial - 0.9%
Anixter, Inc., 5.125%, 10/01/21		$765,000	$742,050
Dematic S.A., 7.75%, 12/15/20 (n)		1,515,000	1,499,850
Howard Hughes Corp., 6.875%, 10/01/21 (n)		1,790,000	1,760,913

			$4,002,813
Insurance - 0.5%
Allianz SE, 2.241%, 7/07/45	EUR	300,000	$302,930
American International Group, Inc., 4.875%, 6/01/22		$187,000	199,467
American International Group, Inc., 3.75%, 7/10/25		400,000	392,492
Aviva PLC, 3.375%, 12/04/45	EUR	260,000	245,911
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	200,000	230,124
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	250,000	286,077
Old Mutual PLC, 7.875%, 11/03/25	GBP	250,000	339,677
Unum Group, 7.125%, 9/30/16		$500,000	515,086

			$2,511,764
Insurance - Health - 0.3%
Centene Escrow Corp., 5.625%, 2/15/21 (n)		$495,000	$517,275
Centene Escrow Corp., 6.125%, 2/15/24 (n)		495,000	525,319
UnitedHealth Group, Inc., 2.7%, 7/15/20		528,000	542,480

			$1,585,074
Insurance - Property & Casualty - 0.4%
ACE INA Holdings, Inc., 2.3%, 11/03/20		$95,000	$95,551
ACE INA Holdings, Inc., 2.875%, 11/03/22		221,000	224,874
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	100,000	137,271
Berkshire Hathaway, Inc., 1.625%, 3/16/35	EUR	150,000	144,216
Berkshire Hathaway, Inc., 4.5%, 2/11/43		$250,000	251,951
Liberty Mutual Group, Inc., 4.25%, 6/15/23		109,000	111,657
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		159,000	159,134
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	200,000	292,476
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		$627,000	621,044

			$2,038,174
International Market Quasi-Sovereign - 0.1%
Electricite de France S.A., 5.375% to 1/29/25, FRN to 1/29/49	EUR	200,000	$200,550
Electricite de France S.A., 6% to 1/29/26, FRN to 12/29/49	GBP	100,000	118,440

			$318,990
International Market Sovereign - 8.8%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	4,365,000	$3,696,874
Commonwealth of Australia, 3.75%, 4/21/37	AUD	600,000	477,527

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Federal Republic of Germany, 6.25%, 1/04/30	EUR	442,000	$866,212
Federal Republic of Germany, 2.5%, 7/04/44	EUR	120,000	187,111
Government of Canada, 3.25%, 6/01/21	CAD	187,000	156,314
Government of Canada, 2.5%, 6/01/24	CAD	5,700,000	4,680,867
Government of Canada, 5.75%, 6/01/33	CAD	948,000	1,110,386
Government of Japan, 2.1%, 9/20/24	JPY	18,600,000	196,610
Government of Japan, 0.3%, 12/20/25	JPY	16,400,000	150,661
Government of Japan, 2.2%, 9/20/27	JPY	392,000,000	4,347,270
Government of Japan, 2.4%, 3/20/37	JPY	113,400,000	1,352,191
Government of Japan, 1.8%, 3/20/43	JPY	81,000,000	885,451
Government of New Zealand, 5.5%, 4/15/23	NZD	2,369,000	1,848,280
Government of Norway, 3.75%, 5/25/21	NOK	31,200,000	4,124,746
Government of Norway, 3%, 3/14/24	NOK	2,445,000	321,352
Kingdom of Spain, 4.6%, 7/30/19	EUR	1,130,000	1,410,092
Kingdom of Spain, 5.4%, 1/31/23	EUR	1,416,000	1,986,612
Republic of France, 4.75%, 4/25/35	EUR	468,000	822,077
Republic of Ireland, 4.5%, 4/18/20	EUR	222,000	286,454
Republic of Italy, 3.75%, 3/01/21	EUR	3,142,000	3,970,365
Republic of Italy, 5.5%, 9/01/22	EUR	925,000	1,302,415
Republic of Portugal, 4.95%, 10/25/23	EUR	1,228,000	1,550,449
United Kingdom Treasury, 4.25%, 12/07/27	GBP	938,000	1,688,413
United Kingdom Treasury, 4.25%, 3/07/36	GBP	1,415,000	2,653,465
United Kingdom Treasury, 3.25%, 1/22/44	GBP	350,000	581,811

			$40,654,005
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/20	CAD	188,000	$138,317
Province of Manitoba, 4.15%, 6/03/20	CAD	166,000	136,798

			$275,115
Machinery & Tools - 1.1%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)		$1,185,000	$1,173,150
CNH Industrial Capital LLC, 4.375%, 11/06/20		1,210,000	1,161,600
H&E Equipment Services Co., 7%, 9/01/22		1,740,000	1,657,350
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		1,200,000	732,000
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)		815,000	370,825

			$5,094,925
Major Banks - 2.9%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	150,000	$201,777
Bank of America Corp., 7.625%, 6/01/19		$370,000	426,348
Bank of America Corp., FRN, 6.1%, 12/29/49		3,467,000	3,362,990
Barclays Bank PLC, 6%, 1/14/21	EUR	150,000	183,493
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	100,000	144,508
Credit Agricole S.A., 7.375%, 12/18/23	GBP	100,000	164,326
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	200,000	243,407
Credit Suisse Group AG, 6.5%, 8/08/23 (n)		$200,000	205,898
Goldman Sachs Group, Inc., 5.75%, 1/24/22		500,000	568,047
Huntington National Bank, 2.4%, 4/01/20		286,000	284,040
JPMorgan Chase & Co., 6.3%, 4/23/19		500,000	561,085
JPMorgan Chase & Co., 3.25%, 9/23/22		478,000	485,621
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		215,000	227,900
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49		2,320,000	2,296,800
Morgan Stanley, 6.625%, 4/01/18		391,000	425,426
Morgan Stanley, 2.2%, 12/07/18		238,000	238,779

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - continued
Morgan Stanley, 3.95%, 4/23/27		$229,000	$221,181
Nationwide Building Society, 1.25%, 3/03/25	EUR	240,000	250,575
PNC Bank N.A., 2.6%, 7/21/20		$295,000	299,829
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	150,000	193,275
Royal Bank of Scotland Group PLC, 3.625% to 3/25/19, FRN to 3/25/24	EUR	250,000	261,512
Royal Bank of Scotland Group PLC, 7.5% to 8/10/20, FRN to 12/29/49		$1,440,000	1,299,456
Royal Bank of Scotland Group PLC, 8% to 8/10/25, FRN to 12/29/49		200,000	182,500
Wells Fargo & Co., 4.1%, 6/03/26		100,000	103,277
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/29/49		151,000	159,879
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		253,000	253,633

			$13,245,562
Medical & Health Technology & Services - 4.4%
Becton, Dickinson and Co., 2.675%, 12/15/19		$434,000	$443,081
Becton, Dickinson and Co., 3.734%, 12/15/24		97,000	100,183
CHS/Community Health Systems, Inc., 6.875%, 2/01/22		2,250,000	1,929,375
Davita Healthcare Partners, Inc., 5%, 5/01/25		1,115,000	1,112,213
Davita, Inc., 5.125%, 7/15/24		935,000	951,363
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)		32,000	32,480
HCA, Inc., 4.25%, 10/15/19		145,000	149,350
HCA, Inc., 7.5%, 2/15/22		2,660,000	3,005,268
HCA, Inc., 5.875%, 3/15/22		1,665,000	1,785,713
HCA, Inc., 5%, 3/15/24		690,000	703,800
HCA, Inc., 5.375%, 2/01/25		520,000	529,750
HCA, Inc., 5.875%, 2/15/26		415,000	427,450
HealthSouth Corp., 5.125%, 3/15/23		1,180,000	1,162,300
HealthSouth Corp., 5.75%, 11/01/24 (n)		910,000	919,100
Laboratory Corp. of America Holdings, 3.2%, 2/01/22		200,000	198,859
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		310,000	292,307
LifePoint Hospitals, Inc., 5.5%, 12/01/21		730,000	753,725
McKesson Corp., 7.5%, 2/15/19		110,000	126,077
TeamHealth, Inc., 7.25%, 12/15/23 (n)		210,000	220,500
Tenet Healthcare Corp., 8%, 8/01/20		2,015,000	2,035,150
Tenet Healthcare Corp., 4.5%, 4/01/21		920,000	914,250
Tenet Healthcare Corp., 8.125%, 4/01/22		685,000	673,437
Tenet Healthcare Corp., 6.75%, 6/15/23		610,000	552,813
Universal Health Services, Inc., 7.625%, 8/15/20		1,325,000	1,149,438

			$20,167,982
Medical Equipment - 1.0%
Alere, Inc., 6.375%, 7/01/23 (n)		$633,000	$694,718
DJO Finco, Inc., 8.125%, 6/15/21 (n)		865,000	724,438
Hologic, Inc., 5.25%, 7/15/22 (n)		1,065,000	1,115,481
Medtronic, Inc., 3.5%, 3/15/25		615,000	645,730
Teleflex, Inc., 5.25%, 6/15/24		1,220,000	1,235,250
Zimmer Holdings, Inc., 4.25%, 8/15/35		145,000	134,712
Zimmer Holdings, Inc., 4.45%, 8/15/45		91,000	83,670

			$4,633,999
Metals & Mining - 2.6%
Barrick North America Finance LLC, 5.75%, 5/01/43		$235,000	$193,552
Cameco Corp., 5.67%, 9/02/19	CAD	262,000	210,369
Century Aluminum Co., 7.5%, 6/01/21 (n)		$915,000	590,175
Commercial Metals Co., 4.875%, 5/15/23		1,065,000	915,900
Consol Energy, Inc., 5.875%, 4/15/22		1,315,000	858,038

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Metals & Mining - continued
Consol Energy, Inc., 8%, 4/01/23		$830,000	$556,100
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)		1,575,000	866,250
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)		1,032,000	510,840
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/23		296,000	213,120
Freeport-McMoRan, Inc., 5.45%, 3/15/43		380,000	220,400
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	50,000	66,861
Glencore Finance (Europe) S.A., 1.25%, 3/17/21	EUR	330,000	287,701
GrafTech International Co., 6.375%, 11/15/20		$1,235,000	716,300
Hudbay Minerals, Inc., 9.5%, 10/01/20		960,000	547,546
Kinross Gold Corp., 5.95%, 3/15/24		435,000	348,000
Lundin Mining Corp., 7.5%, 11/01/20 (n)		455,000	402,675
Lundin Mining Corp., 7.875%, 11/01/22 (n)		805,000	660,100
Southern Copper Corp., 5.25%, 11/08/42		250,000	186,808
Southern Copper Corp., 5.875%, 4/23/45		238,000	188,177
Steel Dynamics, Inc., 5.125%, 10/01/21		430,000	419,250
Steel Dynamics, Inc., 5.25%, 4/15/23		755,000	707,813
Steel Dynamics, Inc., 5.5%, 10/01/24		430,000	403,125
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)		380,000	239,400
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)		910,000	573,300
Suncoke Energy, Inc., 7.625%, 8/01/19		127,000	123,190
TMS International Corp., 7.625%, 10/15/21 (n)		675,000	511,313
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	200,000	222,623

			$11,738,926
Midstream - 4.6%
AmeriGas Finance LLC, 6.75%, 5/20/20		$1,810,000	$1,837,150
APT Pipelines Ltd., 5%, 3/23/35 (n)		280,000	257,137
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)		1,160,000	870,000
Crestwood Midstream Partners LP, 6%, 12/15/20		1,035,000	747,788
Crestwood Midstream Partners LP, 6.125%, 3/01/22		505,000	363,600
Dominion Gas Holdings LLC, 2.8%, 11/15/20		270,000	273,432
Energy Transfer Equity LP, 7.5%, 10/15/20		1,925,000	1,761,375
Energy Transfer Partners LP, 3.6%, 2/01/23		300,000	248,833
Energy Transfer Partners LP, 5.15%, 3/15/45		280,000	203,654
Enterprise Products Operating LLC, 1.65%, 5/07/18		296,000	285,978
Enterprise Products Operating LLC, 4.85%, 3/15/44		74,000	63,497
Enterprise Products Partners LP, 6.3%, 9/15/17		180,000	188,994
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21		1,165,000	891,225
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22		1,250,000	900,000
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/32		2,511,000	2,403,730
Kinder Morgan (Delaware), Inc., 5.55%, 6/01/45		49,000	40,678
Kinder Morgan Energy Partners LP, 5.3%, 9/15/20		370,000	362,975
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		140,000	109,574
Kinder Morgan, Inc., 2.25%, 3/16/27	EUR	125,000	109,446
MPLX LP, 5.5%, 2/15/23 (n)		$665,000	593,513
MPLX LP, 4.5%, 7/15/23 (n)		1,150,000	956,661
Pembina Pipeline Corp., 4.81%, 3/25/44	CAD	306,000	190,731
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21		$1,305,000	1,245,459
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23		1,755,000	1,618,988
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24		575,000	529,357
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25		1,074,000	974,655
Spectra Energy Capital LLC, 8%, 10/01/19		250,000	265,526
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21		530,000	397,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22		925,000	601,250
Sunoco Logistics Partners LP, 5.3%, 4/01/44		78,000	57,584

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Midstream - continued
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18		$345,000	$330,551
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19		1,050,000	926,625
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23		410,000	320,825
Williams Cos., Inc., 3.7%, 1/15/23		450,000	333,000
Williams Partners LP, 4.875%, 3/15/24		100,000	79,856

			$21,341,147
Mortgage-Backed - 1.4%
Fannie Mae, 6%, 7/01/16 - 2/01/37		$147,441	$164,113
Fannie Mae, 5.5%, 9/01/19 - 7/01/35		467,386	509,571
Fannie Mae, 6.5%, 4/01/32 - 1/01/33		62,872	74,250
Fannie Mae, FRN, 0.673%, 5/25/18		5,816,674	5,777,508
Freddie Mac, 6%, 8/01/34		98,446	113,293

			$6,638,735
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/29 (n)		$523,000	$494,235

Network & Telecom - 2.1%
AT&T, Inc., 2.45%, 6/30/20		$277,000	$275,259
AT&T, Inc., 5.65%, 2/15/47		456,000	472,253
British Telecom PLC, 5.75%, 12/07/28	GBP	150,000	254,274
Centurylink, Inc., 6.45%, 6/15/21		$1,215,000	1,233,978
Centurylink, Inc., 7.65%, 3/15/42		960,000	787,200
Columbus International, Inc., 7.375%, 3/30/21 (n)		200,000	207,600
Frontier Communications Corp., 8.125%, 10/01/18		470,000	486,450
Frontier Communications Corp., 6.25%, 9/15/21		315,000	279,169
Frontier Communications Corp., 7.125%, 1/15/23		425,000	369,618
Frontier Communications Corp., 11%, 9/15/25 (n)		350,000	350,438
Frontier Communications Corp., 9%, 8/15/31		1,135,000	925,025
OTE PLC, 3.5%, 7/09/20	EUR	260,000	250,173
Telecom Italia Capital, 6%, 9/30/34		$305,000	263,063
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	85,000	112,690
Telecom Italia S.p.A., 5.375%, 1/29/19	EUR	200,000	239,714
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)		$1,200,000	1,164,000
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22		517,000	482,103
Verizon Communications, Inc., 4.5%, 9/15/20		503,000	546,972
Verizon Communications, Inc., 5.15%, 9/15/23		250,000	283,025
Verizon Communications, Inc., 2.625%, 12/01/31	EUR	225,000	256,381
Verizon Communications, Inc., 6.4%, 9/15/33		$300,000	349,571

			$9,588,956
Oil Services - 0.6%
Bristow Group, Inc., 6.25%, 10/15/22		$2,348,000	$1,326,620
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		950,619	185,371
Pacific Drilling S.A., 5.375%, 6/01/20 (n)		1,160,000	232,000
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		1,390,000	639,400
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)		780,000	483,600

			$2,866,991
Oils - 0.4%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)		$535,000	$486,850
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)		1,345,000	1,244,125
Valero Energy Corp., 4.9%, 3/15/45		232,000	186,129

			$1,917,104

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Other Banks & Diversified Financials - 1.5%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$518,000	$540,274
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)		310,000	291,013
Banco Popolare Societa Cooperativa, 3.5%, 3/14/19	EUR	320,000	351,906
Bankia S.A., 3.5%, 1/17/19	EUR	200,000	226,241
Banque Federative du Credit Mutuel S.A., 3%, 5/21/24	EUR	200,000	232,228
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		$1,004,000	1,068,959
CaixaBank S.A., 5% to 9/04/18, FRN to 11/14/23	EUR	200,000	219,419
Capital One Bank (USA) N.A., 3.375%, 2/15/23		$384,000	373,492
Capital One Financial Corp., 2.35%, 8/17/18		806,000	802,258
Discover Bank, 7%, 4/15/20		250,000	281,856
Discover Bank, 4.25%, 3/13/26		148,000	146,332
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)		1,513,000	1,854,681
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 1/28/21		258,000	255,110
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	100,000	152,766

			$6,796,535
Pharmaceuticals - 2.9%
AbbVie, Inc., 2.5%, 5/14/20		$717,000	$717,821
Actavis Funding SCS, 3.8%, 3/15/25		256,000	263,538
Actavis Funding SCS, 4.85%, 6/15/44		52,000	53,367
Allergan PLC, 1.875%, 10/01/17		200,000	200,163
Bayer AG, 3.00% to 7/01/20, FRN to 7/01/75	EUR	215,000	234,169
Biogen, Inc., 5.2%, 9/15/45		$279,000	285,787
Capsugel S.A., 7%, 5/15/19 (n)(p)		235,000	235,294
Celgene Corp., 2.875%, 8/15/20		524,000	530,138
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/23 (n)		310,000	313,100
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (n)		1,690,000	1,753,375
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/25 (n)		450,000	447,750
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		496,000	521,757
Gilead Sciences, Inc., 2.35%, 2/01/20		52,000	52,540
Gilead Sciences, Inc., 3.7%, 4/01/24		268,000	282,579
Gilead Sciences, Inc., 4.75%, 3/01/46		203,000	214,053
Johnson & Johnson, 2.05%, 3/01/23		245,000	245,204
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)		1,085,000	1,071,438
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)		280,000	263,900
Mylan, Inc., 2.55%, 3/28/19		265,000	260,981
Perrigo Finance PLC, 3.5%, 12/15/21		281,000	278,445
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		1,740,000	1,639,950
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		1,692,000	1,548,180
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)		260,000	216,450
Vantage Point Imaging, 7.5%, 7/15/21 (n)		525,000	494,813
VRX Escrow Corp., 5.875%, 5/15/23 (n)		1,250,000	1,054,688

			$13,179,480
Precious Metals & Minerals - 0.5%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)		$625,000	$529,688
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		1,980,000	1,655,775

			$2,185,463
Printing & Publishing - 1.1%
American Media, Inc., 13.5%, 6/15/18 (z)		$11,911	$11,576
Nielsen Finance LLC, 5%, 4/15/22 (n)		1,680,000	1,701,000
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24		1,070,000	1,113,463
TEGNA, Inc., 5.125%, 7/15/20		260,000	271,700
TEGNA, Inc., 4.875%, 9/15/21 (n)		430,000	440,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Printing & Publishing - continued
TEGNA, Inc., 6.375%, 10/15/23		$1,385,000	$1,485,413

			$5,023,902
Real Estate - Apartment - 0.1%
Vonovia Finance B.V., FRN, REIT, 4.625%, 4/08/74	EUR	200,000	$217,390
Vonovia SE, REIT, 2.125%, 7/09/22	EUR	225,000	253,102

			$470,492
Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21		$680,000	$708,900
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22		1,335,000	1,375,050

			$2,083,950
Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$250,000	$247,669

Real Estate - Other - 0.6%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21		$1,210,000	$1,258,400
Felcor Lodging LP, REIT, 5.625%, 3/01/23		1,240,000	1,261,700

			$2,520,100
Real Estate - Retail - 0.1%
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	100,000	$115,920
Simon Property Group, Inc., REIT, 10.35%, 4/01/19		$360,000	441,093

			$557,013
Restaurants - 0.1%
McDonald’s Corp., 4.875%, 12/09/45		$311,000	$328,253
YUM! Brands, Inc., 5.35%, 11/01/43		155,000	112,375

			$440,628
Retailers - 1.8%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$145,000	$116,849
Best Buy Co., Inc., 5.5%, 3/15/21		1,785,000	1,836,319
Bon Ton Stores, Inc., 8%, 6/15/21		254,000	92,710
Dollar General Corp., 4.125%, 7/15/17		400,000	412,657
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)		726,000	617,100
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)		1,600,000	1,702,000
Gap, Inc., 5.95%, 4/12/21		300,000	312,233
Home Depot, Inc., 3%, 4/01/26		310,000	320,520
Home Depot, Inc., 4.875%, 2/15/44		200,000	224,556
L Brands, Inc., 6.875%, 11/01/35 (n)		75,000	79,688
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	100,000	147,465
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)		$990,000	697,851
Rite Aid Corp., 9.25%, 3/15/20		515,000	543,325
Rite Aid Corp., 6.75%, 6/15/21		385,000	408,100
Rite Aid Corp., 6.125%, 4/01/23 (n)		575,000	613,813
Sally Beauty Holdings, Inc., 5.625%, 12/01/25		340,000	353,600

			$8,478,786
Specialty Chemicals - 0.6%
Chemtura Corp., 5.75%, 7/15/21		$1,760,000	$1,733,600
Ecolab, Inc., 2.625%, 7/08/25	EUR	100,000	116,396
Univar USA, Inc., 6.75%, 7/15/23 (n)		$1,195,000	1,030,688

			$2,880,684

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Specialty Stores - 1.0%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)		$1,065,000	$1,088,963
Group 1 Automotive, Inc., 5%, 6/01/22		1,600,000	1,496,000
Michaels Stores, Inc., 5.875%, 12/15/20 (n)		1,020,000	1,050,600
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		769,000	761,310

			$4,396,873
Supermarkets - 0.1%
Casino Guichard Perrachon S.A., 4.726%, 5/26/21	EUR	200,000	$227,436
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	262,000	216,610
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	100,000	122,833

			$566,879
Supranational - 1.8%
European Investment Bank, 1.75%, 3/15/17		$8,000,000	$8,072,568
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	210,000	166,683
International Finance Corp., 3.25%, 7/22/19	AUD	305,000	223,759

			$8,463,010
Telecommunications - Wireless - 4.2%
Altice S.A., 7.75%, 5/15/22 (n)		$200,000	$193,500
America Movil S.A.B. de C.V., 1%, 6/04/18	EUR	100,000	110,112
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	200,000	264,874
American Tower Corp., REIT, 3.5%, 1/31/23		$465,000	456,396
Crown Castle International Corp., 5.25%, 1/15/23		1,200,000	1,270,500
Digicel Group Ltd., 8.25%, 9/30/20 (n)		1,453,000	1,133,340
Digicel Group Ltd., 6%, 4/15/21 (n)		680,000	582,080
Digicel Group Ltd., 7.125%, 4/01/22 (n)		640,000	457,600
Digicel Group Ltd., 6.75%, 3/01/23 (n)		1,350,000	1,150,875
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		390,000	356,246
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		205,000	192,700
MTS International Funding Ltd., 5%, 5/30/23 (n)		488,000	458,720
SBA Tower Trust, 2.898%, 10/15/44 (n)		220,000	220,676
Sprint Capital Corp., 6.875%, 11/15/28		1,625,000	1,178,125
Sprint Corp., 7.875%, 9/15/23		1,425,000	1,054,500
Sprint Corp., 7.125%, 6/15/24		1,655,000	1,179,188
Sprint Corp., 7%, 8/15/20		165,000	129,525
Sprint Nextel Corp., 9%, 11/15/18 (n)		880,000	913,528
Sprint Nextel Corp., 6%, 11/15/22		830,000	585,150
T-Mobile USA, Inc., 6.125%, 1/15/22		135,000	138,713
T-Mobile USA, Inc., 6.5%, 1/15/24		615,000	631,913
T-Mobile USA, Inc., 6.464%, 4/28/19		235,000	241,463
T-Mobile USA, Inc., 6.25%, 4/01/21		2,590,000	2,713,025
T-Mobile USA, Inc., 6.633%, 4/28/21		515,000	538,175
T-Mobile USA, Inc., 6.5%, 1/15/26		775,000	785,362
Wind Acquisition Finance S.A., 4%, 7/15/20 (n)	EUR	200,000	210,499
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)		$870,000	839,550
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)		1,550,000	1,426,000

			$19,412,335
Telephone Services - 0.9%
B Communications Ltd., 7.375%, 2/15/21 (n)		$1,821,000	$1,966,680
Level 3 Financing, Inc., 5.375%, 1/15/24 (n)		360,000	369,000
Level 3 Financing, Inc., 5.375%, 5/01/25		1,270,000	1,292,225
TDC A.S., 3.5% to 2/26/21, FRN to 2/26/3015	EUR	300,000	283,929
TELUS Corp., 5.05%, 7/23/20	CAD	265,000	217,263

			$4,129,097

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Tobacco - 0.3%
Imperial Tobacco Finance PLC, 4.25%, 7/21/25 (n)		$455,000	$473,555
Philip Morris International, Inc., 4.875%, 11/15/43		174,000	194,971
Reynolds American, Inc., 6.75%, 6/15/17		400,000	429,392
Reynolds American, Inc., 8.125%, 6/23/19		92,000	108,428
Reynolds American, Inc., 3.25%, 6/12/20		41,000	42,635
Reynolds American, Inc., 4.45%, 6/12/25		98,000	106,415
Reynolds American, Inc., 5.7%, 8/15/35		118,000	133,203

			$1,488,599
Transportation - Services - 1.3%
ERAC USA Finance LLC, 6.375%, 10/15/17 (n)		$400,000	$427,262
ERAC USA Finance LLC, 7%, 10/15/37 (n)		250,000	307,517
Heathrow Funding Ltd., 4.625%, 10/31/46	GBP	100,000	150,210
HIT Finance B.V., 4.875%, 10/27/21	EUR	150,000	196,881
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)		$1,140,000	855,000
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)		1,349,000	947,673
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)		1,130,000	361,600
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		590,000	501,500
Stagecoach Group PLC, 4%, 9/29/25	GBP	300,000	421,276
Stena AB, 7%, 2/01/24 (n)		$1,770,000	1,281,038
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)		670,000	509,200

			$5,959,157
U.S. Government Agencies and Equivalents - 2.8%
Fannie Mae, 1.125%, 4/27/17		$8,000,000	$8,038,688
Freddie Mac, 0.875%, 2/22/17		5,000,000	5,008,815

			$13,047,503
U.S. Treasury Obligations - 6.1%
U.S. Treasury Bonds, 5.375%, 2/15/31		$286,200	$410,026
U.S. Treasury Bonds, 4.5%, 2/15/36		95,000	130,703
U.S. Treasury Bonds, 4.75%, 2/15/37 (f)		3,042,200	4,319,805
U.S. Treasury Bonds, 3.125%, 2/15/43 (f)		2,920,000	3,244,850
U.S. Treasury Notes, 0.5%, 6/30/16		20,000,000	20,003,900

			$28,109,284
Utilities - Electric Power - 2.6%
AES Gener S.A., 5%, 7/14/25 (n)		$207,000	$197,089
American Electric Power Co., Inc., 1.65%, 12/15/17		185,000	183,719
Calpine Corp., 5.375%, 1/15/23		350,000	326,375
Calpine Corp., 5.5%, 2/01/24		1,765,000	1,588,500
Covanta Holding Corp., 7.25%, 12/01/20		1,830,000	1,797,975
Covanta Holding Corp., 6.375%, 10/01/22		310,000	285,975
Covanta Holding Corp., 5.875%, 3/01/24		340,000	292,400
Dominion Resources, Inc., 2.5%, 12/01/19		250,000	251,878
E.CL S.A., 5.625%, 1/15/21		757,000	825,845
E.CL S.A., 4.5%, 1/29/25 (n)		512,000	513,538
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	50,000	82,125
EDP Finance B.V., 5.25%, 1/14/21 (n)		$200,000	197,598
EDP Finance B.V., 4.125%, 1/20/21	EUR	150,000	171,336
Empresa Electrica Angamos S.A., 4.875%, 5/25/29 (n)		$319,000	276,524
Enel Finance International N.V., 4.875%, 3/11/20	EUR	200,000	254,848
Enel S.p.A., 6.25%, 6/20/19	GBP	100,000	157,139
Enel S.p.A., 6.625% to 9/15/2021, FRN to 9/15/76	GBP	130,000	178,453
Greenko Dutch B.V., 8%, 8/01/19 (n)		$378,000	397,647

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Utilities - Electric Power - continued
NRG Energy, Inc., 8.25%, 9/01/20		$1,085,000	$1,036,175
NRG Energy, Inc., 6.25%, 7/15/22		115,000	97,175
NRG Energy, Inc., 6.625%, 3/15/23		1,885,000	1,592,825
PG&E Corp., 2.4%, 3/01/19		166,000	167,661
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		250,000	277,430
Southern Electric Power Co. Ltd., 4.625%, 2/20/37	GBP	100,000	153,008
TerraForm Power Operating Co., 5.875%, 2/01/23 (n)		$889,000	666,750

			$11,969,988
Total Bonds			$530,739,439

Floating Rate Loans (g)(r) - 0.9%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20		$536,719	$519,755

Cable TV - 0.0%
Cequel Communications LLC, Term Loan B, 3.8125%, 2/14/19		$78,847	$77,017

Conglomerates - 0.0%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21		$105,097	$102,776

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20		$305,534	$302,351

Containers - 0.1%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		$325,291	$319,639

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20		$327,318	$327,318

Gaming & Lodging - 0.0%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20		$106,979	$106,551

Medical & Health Technology & Services - 0.2%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21		$939,907	$936,148

Printing & Publishing - 0.0%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21		$90,106	$88,670

Retailers - 0.0%
Rite Aid Corp., Second Lien Term Loan, 4.875%, 6/21/21		$44,587	$44,476

Transportation - Services - 0.3%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/20		$1,268,829	$1,110,225

Utilities - Electric Power - 0.0%
Calpine Construction Finance Co. LP, Term Loan B1, 3%, 5/03/20		$121,580	$113,525
Total Floating Rate Loans			$4,048,451

Common Stocks - 1.5%
Automotive - 0.0%
Accuride Corp. (a)		12,648	$16,189

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Special Products & Services - 1.5%
iShares iBoxx $ High Yield Corporate Bond ETF	85,200	$6,822,816
Total Common Stocks		$6,839,005

Money Market Funds - 6.9%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	31,631,440	$31,631,440
Total Investments		$573,258,335

Other Assets, Less Liabilities - (24.7)%		(113,398,431)
Net Assets - 100.0%		$459,859,904

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $155,439,709, representing 33.8% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$11,990	$11,576
Atrium CDO Corp., FRN, 1.42%, 11/16/22	2/03/16-2/04/16	2,303,231	2,290,102
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.021%, 12/28/40	3/01/06	594,816	428,971
Crown European Holdings S.A., 3.375%, 5/15/25	4/28/15	384,073	357,427
Enterprise Fleet Financing LLC, 0.91%, 9/20/18	2/04/16	1,954,668	1,954,179
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	237,726	190,753
Smurfit Kappa Acquisitions, 2.75%, 2/01/25	2/11/15	310,613	282,705
Total Restricted Securities			$5,515,713
% of Net assets			1.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone

Portfolio of Investments (unaudited) – continued

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Derivative Contracts at 2/29/16

Forward Foreign Currency Exchange Contracts at 2/29/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Citibank N.A.	3,229,000	4/15/16	$2,326,066	$2,386,649	$60,583
BUY	CAD	Goldman Sachs International	4,746,146	4/15/16	3,405,140	3,508,016	102,876
BUY	EUR	Brown Brothers Harriman	155,667	4/15/16	168,744	169,566	822
BUY	EUR	Citibank N.A.	140,000	4/15/16	151,531	152,500	969
BUY	EUR	Goldman Sachs International	1,140,000	4/15/16	1,241,263	1,241,788	525
BUY	EUR	JPMorgan Chase Bank N.A.	511,000	4/15/16	556,467	556,626	159
SELL	EUR	Deutsche Bank AG	2,199,606	3/18/16-4/15/16	2,425,446	2,394,632	30,814
SELL	EUR	Goldman Sachs International	227,799	4/15/16	252,097	248,139	3,958
SELL	EUR	JPMorgan Chase Bank N.A.	2,188,000	4/15/16	2,438,318	2,383,361	54,957
SELL	GBP	Barclays Bank PLC	1,247,218	4/15/16	1,812,652	1,736,218	76,434
SELL	GBP	BNP Paribas S.A.	8,677,786	4/15/16	12,533,023	12,080,105	452,918
SELL	GBP	Deutsche Bank AG	170,000	4/15/16	243,164	236,652	6,512
BUY	JPY	Goldman Sachs International	1,137,813,993	4/15/16	9,809,851	10,105,368	295,517
BUY	KRW	JPMorgan Chase Bank N.A.	44,218,500	5/02/16	35,573	35,704	131
SELL	MXN	JPMorgan Chase Bank N.A.	39,906,146	4/15/16	2,221,587	2,193,104	28,483
BUY	MYR	Deutsche Bank AG	235,000	3/15/16	53,439	55,828	2,389
SELL	MYR	JPMorgan Chase Bank N.A.	9,824,000	3/03/16	2,356,120	2,336,076	20,044
BUY	NZD	Citibank N.A.	472,000	4/15/16	305,794	310,202	4,408
BUY	NZD	Deutsche Bank AG	1,453,000	4/15/16	941,559	954,922	13,363
BUY	NZD	Goldman Sachs International	726,000	4/15/16	470,785	477,133	6,348
BUY	NZD	JPMorgan Chase Bank N.A.	727,000	4/15/16	471,258	477,790	6,532
BUY	NZD	Merrill Lynch International	145,000	4/15/16	93,921	95,295	1,374
SELL	SEK	Goldman Sachs International	5,797,668	4/15/16	682,456	678,294	4,162
BUY	SGD	Deutsche Bank AG	40,141	4/15/16	27,942	28,523	581
BUY	THB	JPMorgan Chase Bank N.A.	29,000	3/24/16	798	813	15
BUY	ZAR	UBS AG	569,852	4/15/16	33,613	35,608	1,995

							$1,176,869

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	6,297,178	4/15/16	$4,380,538	$4,485,619	$(105,081)
SELL	CAD	Goldman Sachs International	6,662,866	4/15/16	4,796,856	4,924,721	(127,865)
SELL	CAD	Merrill Lynch International	11,642,973	4/15/16	8,221,262	8,605,664	(384,402)
BUY	CHF	UBS AG	15,082	4/15/16	15,164	15,138	(26)
BUY	DKK	Goldman Sachs International	6,177,004	4/15/16	933,365	902,178	(31,187)
SELL	DKK	Credit Suisse Group	6,145,566	4/15/16	894,291	897,586	(3,295)
BUY	EUR	Goldman Sachs International	5,353,688	4/15/16	5,992,014	5,831,705	(160,309)
SELL	EUR	Goldman Sachs International	29,071,046	4/15/16	31,575,083	31,666,724	(91,641)
BUY	GBP	Goldman Sachs International	3,445,076	4/15/16	4,947,960	4,795,795	(152,165)
SELL	JPY	Brown Brothers Harriman	95,000,000	4/15/16	834,919	843,732	(8,813)
SELL	JPY	Goldman Sachs International	577,995,000	4/15/16	5,019,079	5,133,398	(114,319)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 2/29/16 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	JPY	UBS AG	1,308,994,101	4/15/16	$11,153,285	$11,625,685	$(472,400)
BUY	KRW	JPMorgan Chase Bank N.A.	44,218,500	3/03/16	36,606	35,755	(851)
SELL	KRW	JPMorgan Chase Bank N.A.	44,218,500	3/03/16	35,631	35,755	(124)
BUY	MYR	Barclays Bank PLC	3,013,000	3/03/16	723,583	716,470	(7,113)
BUY	MYR	JPMorgan Chase Bank N.A.	7,020,000	3/03/16-3/15/16	1,689,013	1,669,257	(19,756)
SELL	NOK	Goldman Sachs International	39,629,594	4/15/16	4,465,055	4,552,541	(87,486)
SELL	NZD	Barclays Bank PLC	437,000	4/15/16	281,052	287,200	(6,148)
SELL	NZD	Deutsche Bank AG	2,043,000	4/15/16	1,313,520	1,342,675	(29,155)
SELL	NZD	Goldman Sachs International	731,000	4/15/16	470,166	480,419	(10,253)
SELL	NZD	UBS AG	393,000	4/15/16	252,837	258,283	(5,446)
SELL	NZD	Westpac Banking Corp.	2,785,827	4/15/16	1,809,060	1,830,866	(21,806)
BUY	SEK	Goldman Sachs International	6,077,787	4/15/16	723,309	711,066	(12,243)
BUY	SGD	JPMorgan Chase Bank N.A.	3,225,000	4/15/16	2,306,599	2,291,534	(15,065)
SELL	SGD	Deutsche Bank AG	602,000	4/15/16	421,902	427,753	(5,851)
SELL	SGD	Goldman Sachs International	1,507,000	4/15/16	1,055,915	1,070,803	(14,888)
SELL	SGD	JPMorgan Chase Bank N.A.	771,000	4/15/16	540,235	547,836	(7,601)
SELL	SGD	Merrill Lynch International	452,000	4/15/16	316,745	321,170	(4,425)

							$(1,899,714)

Futures Contracts at 2/29/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr (Long)	EUR	115	$16,679,957	March - 2016	$340,280
Euro-Bund 10 yr (Long)	EUR	82	14,859,559	March - 2016	830,324
Euro-Buxl 30 yr (Long)	EUR	17	3,140,189	March - 2016	349,156
Japanese Government Note 10 yr (Long)	JPY	18	24,290,541	March - 2016	549,155
U.K. Gilt 10 yr (Long)	GBP	35	5,938,817	June - 2016	2,436
U.S. Treasury Bond 30 yr (Short)	USD	4	658,125	June - 2016	6,094
U.S. Treasury Note 10 yr (Short)	USD	617	80,528,141	June - 2016	72,304

					$2,149,749

At February 29, 2016, the fund had cash collateral of $250,000 and other liquid securities with an aggregate value of $1,834,014 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,839,005	$—	$—	$6,839,005
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	41,156,787	—	41,156,787
Non-U.S. Sovereign Debt	—	67,927,970	—	67,927,970
U.S. Corporate Bonds	—	306,541,626	—	306,541,626
Residential Mortgage-Backed Securities	—	6,638,735	—	6,638,735
Commercial Mortgage-Backed Securities	—	17,106,077	—	17,106,077
Asset-Backed Securities (including CDOs)	—	8,558,603	—	8,558,603
Foreign Bonds	—	82,809,641	—	82,809,641
Floating Rate Loans	—	4,048,451	—	4,048,451
Mutual Funds	31,631,440	—	—	31,631,440
Total Investments	$38,470,445	$534,787,890	$—	$573,258,335

Other Financial Instruments
Futures Contracts	$2,149,749	$—	$—	$2,149,749
Forward Foreign Currency Contracts	—	(722,845)	—	(722,845)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bond
Balance as of 11/30/15	$270,914
Accretion/Amortization	6,044
Change in unrealized appreciation (depreciation)	(166,282)
Transfers out of level 3	(110,676)
Balance as of 2/29/16	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$630,353,504
Gross unrealized appreciation	6,319,959
Gross unrealized depreciation	(63,415,128)
Net unrealized appreciation (depreciation)	$(57,095,169)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	33,059,493	40,002,559	(41,430,612)	31,631,440

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$18,465	$31,631,440

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of February 29, 2016, are as follows:

United States	52.5%
Germany	9.4%
Japan	6.9%
United Kingdom	4.6%
Canada	4.1%
Italy	2.4%
Mexico	2.0%
Luxembourg	1.9%
Supranational	1.9%
Other Countries	14.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2016

*	Print name and title of each signing officer under his or her signature.